BORROWINGS (Details) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
BORROWINGS
Short-term borrowings	¥ 260,000,000	$ 40,800	¥ 0
Long-term borrowings	0		0
Total	¥ 260,000,000		¥ 0